STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2015
STATUTORY RESERVES AND RESTRICTED NET ASSETS [Abstract]
STATUTORY RESERVES AND RESTRICTED NET ASSETS
23.	STATUTORY RESERVES AND RESTRICTED NET ASSETS

As stipulated by the relevant law and regulations in the PRC, the Company's subsidiaries in the PRC are required to maintain non-distributable statutory reserves. Appropriations to the statutory reserves are required to be made at 10% of profit after taxes as reported in these entities' statutory financial statements prepared under PRC GAAP. Once appropriated, these amounts are not available for future distribution to owners or shareholders. Once the statutory reserves are accumulated to 50% of these entities' registered capital, these entities can choose not to provide further statutory reserves. The statutory reserves may be applied against prior year losses, if any, and may be used for general business expansion and production and an increase in registered capital of these entities. Amounts contributed to the statutory reserves were $51, $70 and $384 for 2013, 2014 and 2015, respectively.

Relevant PRC laws and regulations restrict the foreign invested enterprises ("FIE") and VIEs established in the PRC from transferring a portion of their net assets to the Company in the form of loans, advances or cash dividends.

Based on the Company's group structure and as advised by the Company's PRC legal counsel, the registered capital of the Company's FIE s and its consolidated VIEs(all of which are domestic PRC entities) may be reduced as approved by their respective shareholders, subject to the minimum registered capital requirements under PRC law and after repayment of or provision for guarantees of debt as required by creditor (if any), and any excess registered capital after such reduction ("Excess Capital") may be transferred to such shareholders within the PRC without the consent of a third party pursuant to relevant PRC laws, rules and regulations. Such Excess Capital may be transferred to the FIE, which could in turn transfer it to the parent of the FIE (a non-PRC entity) and then ultimately transferred to the Company in the form of dividend distributions.

As a result, the Company's restricted net assets (which consist of the registered capital of the FIE and the minimum required registered capital of the FIE's subsidiaries and the VIE, together with the statutory reserve, attributable to the Company) was $62,755 as of December 31, 2015.